Accounts Receivable - Summary of Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Trade receivables from provisional concentrate sales, net of fair value adjustment	$ 1,716	$ 5,429
Trade receivables from sales of cobalt.	9,488
Other accounts receivable	373	454
Total accounts receivable	$ 11,577	$ 5,883